UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Multi-Asset Income Fund
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 100.3%
	AFFILIATED INVESTMENT COMPANIES – 66.2%
134,189	Nuveen Core Plus Bond Fund (Class R6)	$1,430,458
64,517	Nuveen High Yield Municipal Bond Fund (Class R6)	1,100,014
34,859	Nuveen Symphony Floating Rate Income Fund (Class R6)	686,025
25,577	Nvueen Preferred Securities and Income Fund (Class I)	438,131
110,395	TIAA-CREF Emerging Markets Debt Fund (Class I)	1,091,806
31,509	TIAA-CREF Emerging Markets Equity Index Fund (Class I)	380,939
121,788	TIAA-CREF High Yield Fund (Class I)	1,165,508
27,773	TIAA-CREF International Equity Index Fund (Class I)	564,629
11,160	TIAA-CREF Large-Cap Growth Index Fund (Class I)	327,441
	Total Affiliated Investment Companies (cost $7,178,281)	7,184,951

Shares	Description (1)	Value
	COMMON STOCKS – 31.4%
	Aerospace & Defense – 0.6%
313	Embraer Aircraft Corporation	$1,978
104	General Dynamics Corporation	20,936
66	Lockheed Martin Corporation	21,175
185	Safran SA, (3)	21,699
30	Thales SA, (3)	3,803
	Total Aerospace & Defense	69,591
	Air Freight & Logistics – 0.1%
252	Deutsche Post AG, (3)	10,938
	Airlines – 0.2%
376	Delta Air Lines, Inc.	19,635
	Automobiles – 0.3%
356	Daimler AG, (3)	27,988
30	Hyundai Motor Company, (3)	2,885
40	Toyota Motor Corporation, Sponsored ADR	5,239
	Total Automobiles	36,112
	Banks – 4.6%
4,529	AIB Group PLC	27,029
1,184	Bank of America Corporation	35,425
2,164	Bank of Ireland Group PLC, (3)	19,290
3,500	BOC Hong Kong Holdings Limited, (3)	18,093

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Banks (continued)
540	CIT Group Inc.	$28,593
746	Citigroup Inc.	50,930
569	Danske Bank A/S, (3)	19,802
230	East West Bancorp Inc.	15,323
697	ForeningsSparbanken AB, Class A, (3)	15,141
368	Home Bancshares, Inc.	8,552
1,423	Huntington BancShares Inc.	21,217
1,495	ING Groep N.V., (3)	25,192
812	JPMorgan Chase & Co.	88,329
987	KeyCorp.	19,661
18,979	Lloyds Banking Group PLC, (3)	16,833
290	Oversea-Chinese Banking Corporation Limited, (3)	2,995
1,492	Royal Bank of Scotland Group PLC, (3), (4)	5,525
104	Sumitomo Mitsui Trust Holdings, (3)	4,410
246	The Bank of NT Butterfield and Son Limited	11,673
347	Toronto-Dominion Bank	19,489
8,449	Unicaja Banco SA, (3), (4)	15,324
485	Wells Fargo & Company	25,201
	Total Banks	494,027
	Beverages – 0.3%
124	Heineken NV, (3)	13,054
217	PepsiCo, Inc.	21,904
	Total Beverages	34,958
	Biotechnology – 0.5%
107	AbbVie Inc.	10,331
407	Gilead Sciences, Inc.	29,397
547	Grifols SA., Class B, (3)	11,275
	Total Biotechnology	51,003
	Capital Markets – 1.2%
600	Ares Capital Corporation	9,624
209	Aurelius AG, (3)	15,795
46	BlackRock Inc.	23,989
85	Deutsche Boerse AG, (3)	11,432
254	Macquarie Group Limited, (3)	20,685
333	Raymond James Financial Inc.	29,887
299	UBS Group AG	5,023
815	UBS Group AG, (3)	13,680
	Total Capital Markets	130,115

Shares	Description (1)	Value
	Chemicals – 1.3%
81	Celanese Corporation, Series A	$8,802
960	CVR Partners LP	2,726
446	DowDuPont, Inc.	28,205
112	Eastman Chemical Company	11,433
224	Koninklijke DSM NV, (3)	23,151
82	Linde AG, (3)	18,166
80	Monsanto Company	10,030
88	PPG Industries, Inc.	9,317
174	Praxair, Inc.	26,539
	Total Chemicals	138,369
	Commercial Services & Supplies – 0.1%
150	Dai Nippon Printing Co., Ltd., (3)	3,229
350	ISS AS, (3)	12,206
	Total Commercial Services & Supplies	15,435
	Communications Equipment – 0.7%
1,647	Cisco Systems, Inc.	72,946
	Containers & Packaging – 0.5%
1,484	Amcor Limited, (3)	15,293
212	Packaging Corp. of America	24,526
217	WestRock Company	12,838
	Total Containers & Packaging	52,657
	Diversified Financial Services – 0.3%
1,120	Challenger Limited, (3)	9,055
29	Groupe Bruxelles Lambert SA, (3)	3,315
900	Orix Corporation, (3)	15,785
	Total Diversified Financial Services	28,155
	Diversified Telecommunication Services – 0.9%
1,149	AT&T Inc.	37,572
13,000	HKT Trust and HKT Limited, (3)	17,104
380	Nippon Telegraph and Telephone Corporation, (3)	18,033
118	Nippon Telegraph and Telephone Corporation, ADR, (3)	5,584
830	Telefonica Brasil SA	11,642
191	Telenor ASA, (3)	4,228
	Total Diversified Telecommunication Services	94,163
	Electric Utilities – 0.9%
494	FirstEnergy Corp.	16,994
316	NextEra Energy Inc.	51,795
861	Red Electrica Corporacion SA, (3), (4)	17,935

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
832	Scottish and Southern Energy PLC, (3)	$ 15,790
	Total Electric Utilities	102,514
	Electrical Equipment – 0.2%
115	Eaton PLC	8,628
87	Hubbell Inc.	9,036
77	Mabuchi Motor Company Limited, (3)	3,869
	Total Electrical Equipment	21,533
	Electronic Equipment, Instruments & Components – 0.1%
200	Alps Electric Company, Limited, (3)	4,417
231	Flextronics International Limited, (4)	3,003
	Total Electronic Equipment, Instruments & Components	7,420
	Energy Equipment & Services – 0.3%
411	Aker Solutions ASA, (3)	2,782
241	Halliburton Company	12,771
215	Schlumberger Limited	14,740
284	Tenaris SA, (3)	5,323
	Total Energy Equipment & Services	35,616
	Equity Real Estate Investment Trust – 0.5%
1,065	Colony Northstar, Inc., Class A	6,507
128	Crown Castle International Corporation	12,912
273	CyrusOne Inc.	14,630
641	Park Hotels & Resorts, Inc.	18,448
	Total Equity Real Estate Investment Trust	52,497
	Food & Staples Retailing – 0.3%
210	Carrefour SA, (3)	4,309
70	Seven & I Holdings, (3)	3,084
1,627	Tesco PLC, (3)	5,270
270	Wal-Mart Stores, Inc.	23,884
	Total Food & Staples Retailing	36,547
	Food Products – 0.6%
415	ConAgra Foods, Inc.	15,384
185	Groupe Danone, (3)	14,986
470	Mondelez International Inc., Class A	18,565
1,208	Orkla ASA, (3)	11,180
	Total Food Products	60,115
	Gas Utilities – 0.1%
1,320	Italgas SPA, (3)	8,542

Shares	Description (1)	Value
	Health Care Equipment & Supplies – 0.6%
115	Becton, Dickinson and Company	$26,665
280	Medtronic, PLC	22,437
114	Zimmer Biomet Holdings, Inc.	13,129
	Total Health Care Equipment & Supplies	62,231
	Health Care Providers & Services – 0.9%
54	CIGNA Corporation	9,279
529	CVS Health Corporation	36,940
193	UnitedHealth Group Incorporated	45,625
	Total Health Care Providers & Services	91,844
	Hotels, Restaurants & Leisure – 0.5%
197	Carnival Corporation	12,423
822	Compass Group PLC, (3)	17,634
178	Hilton Worldwide Holdings Inc.	14,034
151	Six Flags Entertainment Corporation	9,549
	Total Hotels, Restaurants & Leisure	53,640
	Household Durables – 0.3%
150	Matsushita Electric Industrial Co., Ltd, (3)	2,221
927	Sekisui House, Ltd., (3)	16,991
95	Whirlpool Corporation	14,720
	Total Household Durables	33,932
	Household Products – 0.3%
282	Colgate-Palmolive Company	18,395
116	Reckitt and Benckiser, (3)	9,100
	Total Household Products	27,495
	Industrial Conglomerates – 0.4%
1,500	Alfa S.A.	1,922
169	Honeywell International Inc.	24,451
159	Siemens AG, (3)	20,192
	Total Industrial Conglomerates	46,565
	Insurance – 1.7%
140	Ace Limited	18,994
444	Ageas, (3)	23,751
74	Allianz AG ORD Shares, (3)	17,503
105	Axis Capital Holdings Limited	6,163
194	CNA Financial Corporation	9,789
303	Marsh & McLennan Companies, Inc.	24,694
162	Mitsui Sumitomo Insurance Company Limited, (3)	5,459
300	NN Group NV, (3)	14,377
527	Old Republic International Corporation	10,751

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Insurance (continued)
231	Prudential Financial, Inc.	$24,560
91	RenaissanceRe Holdings, Limited	12,380
96	Willis Towers Watson PLC	14,257
	Total Insurance	182,678
	IT Services – 0.7%
178	Accenture Limited, Class A	26,914
114	DXC Technology Company	11,749
289	Fidelity National Information Services	27,446
500	First Data Corporation, Class A, (4)	9,050
58	Luxoft Holding Inc., (4)	2,340
	Total IT Services	77,499
	Machinery – 0.2%
224	Ingersoll Rand Company Limited	18,791
	Media – 0.8%
666	Comcast Corporation, Class A	20,906
555	National CineMedia, Inc.	3,175
66	Publicis Groupe, (3)	4,935
179	Time Warner Inc.	16,969
357	Viacom Inc.	10,767
157	Walt Disney Company	15,752
895	WPP Group PLC, (3)	15,358
	Total Media	87,862
	Mortgage Real Estate Investment Trust – 0.1%
701	Starwood Property Trust Inc.	14,693
	Multi-Utilities – 0.5%
318	CMS Energy Corporation	15,006
967	Veolia Environment S.A., (3)	22,878
325	WEC Energy Group, Inc.	20,891
	Total Multi-Utilities	58,775
	Oil, Gas & Consumable Fuels – 2.7%
423	Anadarko Petroleum Corporation	28,476
105	Canadian Natural Resources Limited	3,788
622	Chevron Corporation	77,819
424	Enbridge Inc.	12,843
795	Enterprise Products Partnership LP	21,338
415	HollyFrontier Corporation	25,186
345	Occidental Petroleum Corporation	26,655
327	Phillips 66	36,398

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
71	Royal Dutch Shell PLC, Sponsored ADR, Class B	$5,142
196	Targa Resources Corporation	9,206
504	Total SA, (3)	31,677
391	Williams Companies Inc.	10,061
	Total Oil, Gas & Consumable Fuels	288,589
	Personal Products – 0.3%
51	L'Oreal, (3)	12,280
231	Unilever NV, (3)	12,957
199	Unilever NV	11,367
	Total Personal Products	36,604
	Pharmaceuticals – 1.6%
117	Allergan PLC	17,977
275	AstraZeneca PLC, Sponsored ADR	9,771
1,390	GlaxoSmithKline PLC, (3)	27,880
160	Johnson & Johnson	20,238
1,829	Pfizer Inc.	66,960
66	Roche Holdings AG, (3)	14,664
231	Sanofi-Synthelabo, SA, (3)	18,263
	Total Pharmaceuticals	175,753
	Professional Services – 0.4%
46	Adecco Group, (3)	3,047
569	Experian PLC, (3)	13,037
647	Nielsen Holdings PLC	20,348
74	Wolters Kluwer NV, (3)	4,004
	Total Professional Services	40,436
	Real Estate Management & Development – 0.3%
3,700	Capitaland Limited, (3)	10,433
409	City Developments Limited, (3)	3,887
1,520	Great Eagle Holdings Limited, (3)	7,678
6,570	Sino Land Company Limited, (3)	11,341
	Total Real Estate Management & Development	33,339
	Road & Rail – 0.5%
361	CSX Corporation	21,440
276	Union Pacific Corporation	36,882
	Total Road & Rail	58,322
	Semiconductors & Semiconductor Equipment – 0.5%
800	Cypress Semiconductor Corporation	11,664
364	Infineon Technologies AG, (3)	9,321
100	Qorvo Inc., (4)	6,740

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
39	Rohm Company Limited, (3)	$3,614
189	Texas Instruments Incorporated	19,170
106	Xilinx, Inc.	6,809
	Total Semiconductors & Semiconductor Equipment	57,318
	Software – 1.1%
802	Microsoft Corporation	75,003
622	Oracle Corporation, (5)	28,407
186	SAP SE, (3)	20,665
	Total Software	124,075
	Specialty Retail – 0.4%
3,169	Kingfisher plc, (3)	13,216
319	Lowe's Companies, Inc.	26,295
	Total Specialty Retail	39,511
	Technology Hardware, Storage & Peripherals – 0.9%
306	Apple, Inc.	50,570
80	Fuji Photo Film Co., Ltd., (3)	3,217
1,043	HP Inc.	22,414
6	Samsung Electronics Company Limited, (3)	11,938
126	Western Digital Corporation	9,927
	Total Technology Hardware, Storage & Peripherals	98,066
	Textiles, Apparel & Luxury Goods – 0.0%
105	Wacoal Holdings Corporation, (3)	3,179
	Tobacco – 0.6%
416	Altria Group, Inc.	23,342
550	Imperial Brands PLC, (3)	19,679
75	Japan Tobacco Inc., (3)	2,017
195	Philip Morris International	15,990
198	Skandinavisk Tobakskompagni A/S, Class A	3,312
	Total Tobacco	64,340
	Trading Companies & Distributors – 0.2%
1,100	Itochu Corporation, (3)	21,998
	Wireless Telecommunication Services – 0.3%
600	KDDI Corporation, (3)	16,106
200	SK Telecom Company Limited, Sponsored ADR	4,750
5,696	Vodafone Group PLC, (3)	16,622
	Total Wireless Telecommunication Services	37,478
	Total Common Stocks (cost $3,068,805)	3,407,901

Shares	Description (1), (2)	Value
	NON-AFFILIATED EXCHANGE-TRADED FUNDS – 2.6%
28,285	Alerian MLP ETF	$ 285,679
	Total Non-Affiliated Exchange-Traded Funds (cost $302,234)	285,679

Shares	Description (1)	Coupon	Ratings (6)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.1%
	Banks – 0.0%
220	Citigroup Inc.	6.875%	BB+	$ 6,054
	Wireless Telecommunication Services – 0.1%
290	United States Cellular Corporation	7.250%	Ba1	7,279
	Total $25 Par (or similar) Retail Preferred (cost $14,159)			13,333

	Total Long-Term Investments (cost $10,563,479)			10,891,864
	Other Assets Less Liabilities – (0.3)% (7)			(35,875)
	Net Assets – 100%			$ 10,855,989
Investments in Derivatives
Options Written
Description (8)	Type	Number of Contracts	Notional Amount (9)	Exercise Price	Expiration Date	Value
Delta Air Lines, Inc.	Call	(1)	$ (6,250)	$62.5	6/15/18	$(5)
Qorvo Inc.	Call	(1)	(7,250)	72.5	5/18/18	(108)
Total Options Written (premiums received $480)		(2)	$(13,500)			$(113)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Affiliated Investment Companies	$7,184,951	$ —	$ —	$ 7,184,951
Common Stocks	2,386,307	1,021,594	—	3,407,901
Non-Affiliated Exchange-Traded Funds	285,679	—	—	285,679
$25 Par (or similar) Retail Preferred	13,333	—	—	13,333
Investments in Derivatives:
Options Written	(113)	—	—	(113)
Total	$9,870,157	$1,021,594	$ —	$10,891,751
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$10,567,153
Gross unrealized:
Appreciation	$ 571,475
Depreciation	(246,764)
Net unrealized appreciation (depreciation) of investments	$ 324,711

Tax cost of options written	$(480)
Net unrealized appreciation (depreciation) on option written	367

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.
(8)	Exchange-traded, unless otherwise noted.
(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Nuveen Multi-Asset Income Tax-Aware Fund
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 100.1%
	AFFILIATED INVESTMENT COMPANIES – 65.4%
51,657	Nuveen All-American Municipal Bond Fund (Class I)	$589,918
93,467	Nuveen High Yield Municipal Bond Fund (Class R6)	1,593,614
40,076	Nuveen Inflation Protected Municipal Bond Fund (Class I)	427,213
130,388	Nuveen Limited Term Municipal Bond Fund (Class I)	1,404,280
156,923	Nuveen Short Duration High Yield Municipal Bond Fund (Class I)	1,586,496
7,864	Nuveen Symphony Floating Rate Income Fund (Class R6)	154,767
30,937	TIAA-CREF Emerging Markets Equity Index Fund (Class I)	374,026
21,050	TIAA-CREF International Equity Index Fund (Class I)	427,947
10,828	TIAA-CREF Large-Cap Growth Index Fund (Class I)	317,683
	Total Affiliated Investment Companies (cost $6,833,949)	6,875,944

Shares	Description (1)	Value
	COMMON STOCKS – 32.0%
	Aerospace & Defense – 0.7%
374	Embraer Aircraft Corporation	$2,364
103	General Dynamics Corporation	20,735
60	Lockheed Martin Corporation	19,250
179	Safran SA, (3)	20,995
37	Thales SA, (3)	4,690
	Total Aerospace & Defense	68,034
	Air Freight & Logistics – 0.1%
245	Deutsche Post AG, (3)	10,634
	Airlines – 0.2%
365	Delta Air Lines, Inc.	19,060
	Automobiles – 0.4%
346	Daimler AG, (3)	27,202
38	Hyundai Motor Company, (3)	3,654
49	Toyota Motor Corporation, Sponsored ADR	6,418
	Total Automobiles	37,274
	Banks – 4.7%
4,686	AIB Group PLC	27,966
1,212	Bank of America Corporation	36,263
2,221	Bank of Ireland Group PLC, (3)	19,798
4,000	BOC Hong Kong Holdings Limited, (3)	20,678

Shares	Description (1)	Value
	Banks (continued)
532	CIT Group Inc.	$28,169
759	Citigroup Inc.	51,817
542	Danske Bank A/S, (3)	18,863
234	East West Bancorp Inc.	15,589
664	ForeningsSparbanken AB, Class A, (3)	14,424
376	Home Bancshares, Inc.	8,738
1,454	Huntington BancShares Inc.	21,679
1,512	ING Groep N.V., (3)	25,478
776	JPMorgan Chase & Co.	84,413
1,001	KeyCorp.	19,940
18,238	Lloyds Banking Group PLC, (3)	16,176
350	Oversea-Chinese Banking Corporation Limited, (3)	3,615
1,820	Royal Bank of Scotland Group PLC, (3), (4)	6,740
127	Sumitomo Mitsui Trust Holdings, (3)	5,386
237	The Bank of NT Butterfield and Son Limited	11,246
335	Toronto-Dominion Bank	18,815
8,871	Unicaja Banco SA, (3), (4)	16,090
450	Wells Fargo & Company	23,382
	Total Banks	495,265
	Beverages – 0.3%
120	Heineken NV, (3)	12,633
201	PepsiCo, Inc.	20,289
	Total Beverages	32,922
	Biotechnology – 0.5%
110	AbbVie Inc.	10,620
407	Gilead Sciences, Inc.	29,398
530	Grifols SA., Class B, (3)	10,925
	Total Biotechnology	50,943
	Capital Markets – 1.2%
571	Ares Capital Corporation	9,159
214	Aurelius AG, (3)	16,173
42	BlackRock Inc.	21,903
81	Deutsche Boerse AG, (3)	10,894
247	Macquarie Group Limited, (3)	20,115
344	Raymond James Financial Inc.	30,874
364	UBS Group AG	6,115
793	UBS Group AG, (3)	13,310
	Total Capital Markets	128,543

Nuveen Multi-Asset Income Tax-Aware Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Chemicals – 1.3%
82	Celanese Corporation, Series A	$8,911
930	CVR Partners LP	2,641
424	DowDuPont, Inc.	26,814
118	Eastman Chemical Company	12,045
231	Koninklijke DSM NV, (3)	23,875
80	Linde AG, (3)	17,723
73	Monsanto Company	9,152
87	PPG Industries, Inc.	9,212
168	Praxair, Inc.	25,623
	Total Chemicals	135,996
	Commercial Services & Supplies – 0.2%
176	Dai Nippon Printing Co., Ltd., (3)	3,790
375	ISS AS, (3)	13,078
	Total Commercial Services & Supplies	16,868
	Communications Equipment – 0.7%
1,615	Cisco Systems, Inc.	71,528
	Containers & Packaging – 0.5%
1,413	Amcor Limited, (3)	14,561
196	Packaging Corp. of America	22,675
222	WestRock Company	13,134
	Total Containers & Packaging	50,370
	Diversified Financial Services – 0.3%
1,069	Challenger Limited, (3)	8,643
35	Groupe Bruxelles Lambert SA, (3)	4,001
800	Orix Corporation, (3)	14,031
	Total Diversified Financial Services	26,675
	Diversified Telecommunication Services – 0.9%
1,106	AT&T Inc.	36,166
12,000	HKT Trust and HKT Limited, (3)	15,788
365	Nippon Telegraph and Telephone Corporation, (3)	17,321
147	Nippon Telegraph and Telephone Corporation, ADR, (3)	6,956
790	Telefonica Brasil SA	11,082
236	Telenor ASA, (3)	5,224
	Total Diversified Telecommunication Services	92,537
	Electric Utilities – 0.9%
470	FirstEnergy Corp.	16,168
303	NextEra Energy Inc.	49,665
831	Red Electrica Corporacion SA, (3), (4)	17,310

Shares	Description (1)	Value
	Electric Utilities (continued)
794	Scottish and Southern Energy PLC, (3)	$ 15,069
	Total Electric Utilities	98,212
	Electrical Equipment – 0.2%
109	Eaton PLC	8,178
87	Hubbell Inc.	9,036
94	Mabuchi Motor Company Limited, (3)	4,723
	Total Electrical Equipment	21,937
	Electronic Equipment, Instruments & Components – 0.1%
300	Alps Electric Company, Limited, (3)	6,626
280	Flextronics International Limited, (4)	3,640
	Total Electronic Equipment, Instruments & Components	10,266
	Energy Equipment & Services – 0.3%
502	Aker Solutions ASA, (3)	3,398
242	Halliburton Company	12,824
199	Schlumberger Limited	13,643
344	Tenaris SA, (3)	6,447
	Total Energy Equipment & Services	36,312
	Equity Real Estate Investment Trust – 0.5%
1,015	Colony Northstar, Inc., Class A	6,201
130	Crown Castle International Corporation	13,113
252	CyrusOne Inc.	13,505
646	Park Hotels & Resorts, Inc.	18,592
	Total Equity Real Estate Investment Trust	51,411
	Food & Staples Retailing – 0.4%
257	Carrefour SA, (3)	5,273
80	Seven & I Holdings, (3)	3,525
1,942	Tesco PLC, (3)	6,290
273	Wal-Mart Stores, Inc.	24,149
	Total Food & Staples Retailing	39,237
	Food Products – 0.6%
427	ConAgra Foods, Inc.	15,829
179	Groupe Danone, (3)	14,500
436	Mondelez International Inc., Class A	17,222
1,165	Orkla ASA, (3)	10,782
	Total Food Products	58,333
	Gas Utilities – 0.1%
1,291	Italgas SPA, (3)	8,354

Nuveen Multi-Asset Income Tax-Aware Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies – 0.6%
106	Becton, Dickinson and Company	$24,578
258	Medtronic, PLC	20,674
117	Zimmer Biomet Holdings, Inc.	13,475
	Total Health Care Equipment & Supplies	58,727
	Health Care Providers & Services – 0.9%
61	CIGNA Corporation	10,481
510	CVS Health Corporation	35,613
190	UnitedHealth Group Incorporated	44,916
	Total Health Care Providers & Services	91,010
	Hotels, Restaurants & Leisure – 0.5%
180	Carnival Corporation	11,351
791	Compass Group PLC, (3)	16,969
179	Hilton Worldwide Holdings Inc.	14,112
153	Six Flags Entertainment Corporation	9,676
	Total Hotels, Restaurants & Leisure	52,108
	Household Durables – 0.3%
180	Matsushita Electric Industrial Co., Ltd, (3)	2,665
945	Sekisui House, Ltd., (3)	17,320
88	Whirlpool Corporation	13,636
	Total Household Durables	33,621
	Household Products – 0.2%
261	Colgate-Palmolive Company	17,025
111	Reckitt and Benckiser, (3)	8,708
	Total Household Products	25,733
	Industrial Conglomerates – 0.4%
1,900	Alfa S.A.	2,434
156	Honeywell International Inc.	22,570
160	Siemens AG, (3)	20,319
	Total Industrial Conglomerates	45,323
	Insurance – 1.7%
129	Ace Limited	17,501
460	Ageas, (3)	24,607
75	Allianz AG ORD Shares, (3)	17,739
130	Axis Capital Holdings Limited	7,631
189	CNA Financial Corporation	9,537
280	Marsh & McLennan Companies, Inc.	22,820
197	Mitsui Sumitomo Insurance Company Limited, (3)	6,638
291	NN Group NV, (3)	13,946
564	Old Republic International Corporation	11,506

Shares	Description (1)	Value
	Insurance (continued)
242	Prudential Financial, Inc.	$25,729
87	RenaissanceRe Holdings, Limited	11,836
94	Willis Towers Watson PLC	13,960
	Total Insurance	183,450
	IT Services – 0.7%
164	Accenture Limited, Class A	24,797
116	DXC Technology Company	11,955
267	Fidelity National Information Services	25,357
500	First Data Corporation, Class A, (4)	9,050
71	Luxoft Holding Inc., (4)	2,865
	Total IT Services	74,024
	Machinery – 0.2%
206	Ingersoll Rand Company Limited	17,281
	Media – 0.8%
617	Comcast Corporation, Class A	19,368
530	National CineMedia, Inc.	3,032
80	Publicis Groupe, (3)	5,982
185	Time Warner Inc.	17,538
346	Viacom Inc.	10,435
146	Walt Disney Company	14,648
863	WPP Group PLC, (3)	14,809
	Total Media	85,812
	Mortgage Real Estate Investment Trust – 0.1%
703	Starwood Property Trust Inc.	14,735
	Multi-Utilities – 0.5%
331	CMS Energy Corporation	15,620
940	Veolia Environment S.A., (3)	22,239
301	WEC Energy Group, Inc.	19,348
	Total Multi-Utilities	57,207
	Oil, Gas & Consumable Fuels – 2.7%
432	Anadarko Petroleum Corporation	29,082
128	Canadian Natural Resources Limited	4,618
615	Chevron Corporation	76,943
402	Enbridge Inc.	12,176
756	Enterprise Products Partnership LP	20,291
415	HollyFrontier Corporation	25,187
365	Occidental Petroleum Corporation	28,200
302	Phillips 66	33,616

Nuveen Multi-Asset Income Tax-Aware Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
86	Royal Dutch Shell PLC, Sponsored ADR, Class B	$6,228
200	Targa Resources Corporation	9,394
488	Total SA, (3)	30,672
395	Williams Companies Inc.	10,163
	Total Oil, Gas & Consumable Fuels	286,570
	Personal Products – 0.3%
49	L'Oreal, (3)	11,799
223	Unilever NV, (3)	12,509
204	Unilever NV	11,652
	Total Personal Products	35,960
	Pharmaceuticals – 1.7%
108	Allergan PLC	16,594
268	AstraZeneca PLC, Sponsored ADR	9,522
1,393	GlaxoSmithKline PLC, (3)	27,940
149	Johnson & Johnson	18,847
1,827	Pfizer Inc.	66,886
65	Roche Holdings AG, (3)	14,442
238	Sanofi-Synthelabo, SA, (3)	18,817
	Total Pharmaceuticals	173,048
	Professional Services – 0.4%
55	Adecco Group, (3)	3,642
543	Experian PLC, (3)	12,441
610	Nielsen Holdings PLC	19,185
91	Wolters Kluwer NV, (3)	4,924
	Total Professional Services	40,192
	Real Estate Management & Development – 0.3%
3,600	Capitaland Limited, (3)	10,152
498	City Developments Limited, (3)	4,732
1,487	Great Eagle Holdings Limited, (3)	7,511
6,379	Sino Land Company Limited, (3)	11,011
	Total Real Estate Management & Development	33,406
	Road & Rail – 0.5%
367	CSX Corporation	21,796
257	Union Pacific Corporation	34,343
	Total Road & Rail	56,139
	Semiconductors & Semiconductor Equipment – 0.5%
780	Cypress Semiconductor Corporation	11,372
347	Infineon Technologies AG, (3)	8,885
100	Qorvo Inc., (4)	6,740

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
48	Rohm Company Limited, (3)	$4,448
176	Texas Instruments Incorporated	17,852
105	Xilinx, Inc.	6,745
	Total Semiconductors & Semiconductor Equipment	56,042
	Software – 1.1%
762	Microsoft Corporation	71,262
592	Oracle Corporation, (5)	27,037
187	SAP SE, (3)	20,777
	Total Software	119,076
	Specialty Retail – 0.4%
3,242	Kingfisher plc, (3)	13,521
300	Lowe's Companies, Inc.	24,729
	Total Specialty Retail	38,250
	Technology Hardware, Storage & Peripherals – 0.9%
286	Apple, Inc.	47,264
95	Fuji Photo Film Co., Ltd., (3)	3,821
1,062	HP Inc.	22,822
7	Samsung Electronics Company Limited, (3)	13,927
130	Western Digital Corporation	10,243
	Total Technology Hardware, Storage & Peripherals	98,077
	Textiles, Apparel & Luxury Goods – 0.0%
127	Wacoal Holdings Corporation, (3)	3,845
	Tobacco – 0.6%
432	Altria Group, Inc.	24,240
524	Imperial Brands PLC, (3)	18,748
100	Japan Tobacco Inc., (3)	2,688
181	Philip Morris International	14,842
241	Skandinavisk Tobakskompagni A/S, Class A	4,031
	Total Tobacco	64,549
	Trading Companies & Distributors – 0.2%
1,200	Itochu Corporation, (3)	23,998
	Wireless Telecommunication Services – 0.4%
600	KDDI Corporation, (3)	16,106
244	SK Telecom Company Limited, Sponsored ADR	5,795
5,479	Vodafone Group PLC, (3)	15,989
	Total Wireless Telecommunication Services	37,890
	Total Common Stocks (cost $3,001,761)	3,366,784

Nuveen Multi-Asset Income Tax-Aware Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1), (2)	Value
	NON-AFFILIATED EXCHANGE-TRADED FUNDS – 2.6%
26,386	Alerian MLP ETF	$ 266,499
	Total Non-Affiliated Exchange-Traded Funds (cost $314,719)	266,499

Shares	Description (1)	Coupon	Ratings (6)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.1%
	Banks – 0.0%
213	Citigroup Inc.	6.875%	BB+	$ 5,862
	Wireless Telecommunication Services – 0.1%
282	United States Cellular Corporation	7.250%	Ba1	7,078
	Total $25 Par (or similar) Retail Preferred (cost $13,741)			12,940

	Total Long-Term Investments (cost $10,164,170)			10,522,167
	Other Assets Less Liabilities – (0.1)% (7)			(6,311)
	Net Assets – 100%			$ 10,515,856
Investments in Derivatives
Options Written
Description (8)	Type	Number of Contracts	Notional Amount (9)	Exercise Price	Expiration Date	Value
Delta Air Lines, Inc.	Call	(1)	$ (6,250)	$62.5	6/15/18	$(5)
Qorvo Inc.	Call	(1)	(7,250)	72.5	5/18/18	(108)
Total Options Written (premiums received $480)		(2)	$(13,500)			$(113)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Affiliated Investment Companies	$6,875,944	$ —	$ —	$ 6,875,944
Common Stocks	2,331,737	1,035,047	—	3,366,784
Non-Affiliated Exchange-Traded Funds	266,499	—	—	266,499
$25 Par (or similar) Retail Preferred	12,940	—	—	12,940
Investments in Derivatives:
Options Written	(113)	—	—	(113)
Total	$9,487,007	$1,035,047	$ —	$10,522,054
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$10,188,786
Gross unrealized:
Appreciation	$ 590,282
Depreciation	(256,901)
Net unrealized appreciation (depreciation) of investments	$ 333,381

Tax cost of options written	$(480)
Net unrealized appreciation (depreciation) on option written	367
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.
(8)	Exchange-traded, unless otherwise noted.
(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: June 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2018